OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2024	2025
	RMB	RMB
Prepayments for purchase of property and equipment	89,847	53,502
Demonstration fleet	3,521	3,266
Long-term deposits	6,111	7,829
Others	767	2,725
Other non-current assets	100,246	67,322